UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 08/31/2011

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2011 (Unaudited)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.2%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, Children’s Hospital (AGC), 6.00%, 6/01/34	$750	$817,740
Arizona — 4.7%
Arizona Health Facilities Authority, RB, Banner Health, Series A, 5.00%, 1/01/20	2,000	2,159,860
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,883,925
Arizona State University, RB, Series D, 5.50%, 7/01/25	1,250	1,413,125
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,614,990
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,232,170
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,487,925
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,006,480
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	500	521,355
University Medical Center Corporation, RB, 5.00%, 7/01/21	2,740	2,823,543
		16,143,373
Arkansas — 0.2%
Benton County Public Facilities Board, Refunding RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	832,014
California — 12.0%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	375	367,703
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	2,000	1,934,120
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.25%, 6/01/21	4,795	4,360,141

Municipal Bonds	Par (000)	Value
California (concluded)
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 8/15/22	$1,050	$1,153,488
California HFA, RB, AMT, Home Mortgage:
Series E, 4.70%, 8/01/24	1,200	1,103,244
Series I, 4.60%, 8/01/21	1,655	1,592,888
Series K, 4.55%, 8/01/21	1,000	955,470
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	1,905	1,798,911
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (FGIC):
Series A, 4.75%, 12/01/23	4,000	4,147,320
Series C, 4.75%, 12/01/23	1,000	1,036,830
City of San Jose California, ARB, Series A-1, AMT:
5.00%, 3/01/24	3,655	3,683,619
5.00%, 3/01/25	1,260	1,255,111
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,108,720
Imperial Irrigation District Water System, Refunding RB:
4.00%, 7/01/24	1,645	1,709,402
4.00%, 7/01/25	1,715	1,746,384
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	6,829,492
Palomar Community College District, GO, CAB, Election of 2006, Series B, 5.32%, 8/01/23 (b)	3,950	2,085,797
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,485,391
		41,354,031
Colorado — 0.8%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	2,450	2,639,606

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2011	1

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB:
Loomis Chaffee School (AGM), 5.00%, 7/01/21	$485	$548,947
Loomis Chaffee School (AGM), 5.00%, 7/01/22	515	574,014
Loomis Chaffee School (AGM), 5.00%, 7/01/24	225	244,276
Western Connecticut Health, Series M, 5.38%, 7/01/36	410	420,836
		1,788,073
Florida — 4.8%
Broward County School Board Florida, COP (AGM):
Series A, 5.00%, 7/01/24	4,000	4,235,560
Series C, 5.25%, 7/01/17	3,410	3,702,885
County of Lee Florida, Refunding ARB, Series A, AMT, 5.50%, 10/01/23	3,305	3,541,737
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	2,000	2,380,600
Panther Trace II Community Development District, Special Assessment Bonds, 5.13%, 11/01/13	690	624,712
Sterling Hill Community Development District, Special Assessment Bonds, Series B, 5.50%, 11/01/10	160	112,000
Tolomato Community Development District, Special Assessment Bonds, 6.38%, 5/01/17	2,765	1,980,044
		16,577,538
Georgia — 0.7%
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,034,292
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,430	1,462,618
		2,496,910
Guam — 0.4%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	577,672
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	667,747
		1,245,419
Idaho — 1.7%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,756,500

Municipal Bonds	Par (000)	Value
Illinois — 4.9%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General Third Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	$5,000	$5,428,250
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	450	449,991
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	2,490	2,484,696
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	360	347,710
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC), 5.70%, 6/15/17 (c)	3,000	2,396,670
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,500	2,630,825
6.25%, 6/01/24	3,000	3,137,190
		16,875,332
Indiana — 1.7%
City of Whiting, RB, BP Products North America, Inc., 5.25%, 1/01/21	3,200	3,650,656
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,163,960
		5,814,616
Iowa — 0.9%
Iowa Higher Education Loan Authority, RB, Private College Facility Buena:
5.00%, 4/01/20	600	683,142
5.00%, 4/01/21	625	708,919
5.25%, 4/01/22	660	749,760
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 5.00%, 9/01/20	1,000	1,043,440
		3,185,261
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	500	548,950
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,067,440
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,325	1,361,848
Stormont, Vail Healthcare, Series F, 5.00%, 11/15/21	1,000	1,079,780
		4,058,018
Kentucky — 1.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,381,889

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2011	2

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	$2,000	$2,220,760
		4,602,649
Louisiana — 0.7%
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 5.63%, 5/01/21	1,000	1,016,690
New Orleans Aviation Board Louisiana, Refunding RB, Restructuring GARB (AGC), 6.00%, 1/01/23	250	288,705
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,066,820
		2,372,215
Maryland — 0.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	252,138
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	982,850
		1,234,988
Massachusetts — 1.8%
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,433,300
5.50%, 1/01/15	4,000	3,845,880
		6,279,180
Michigan — 4.2%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 4.25%, 5/15/25	2,000	1,865,900
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,501,950
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,074,230
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,666,872
McLaren Health Care, 5.25%, 5/15/16	1,000	1,125,260
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,097,080
		14,331,292
Minnesota — 1.0%
City of St. Cloud Minnesota, RB, CentraCare Health System, Series A, 4.25%, 5/01/21	1,225	1,286,299

Municipal Bonds	Par (000)	Value
Minnesota (concluded)
Minnesota Higher Education Facilities Authority, RB:
Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 5.00%, 10/01/23	$1,545	$1,686,429
St. Olaf College, Series 7-F, 3.50%, 10/01/25	500	498,225
		3,470,953
Mississippi — 0.3%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	1,000	997,560
Missouri — 0.6%
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series B, 4.25%, 6/01/25	1,850	1,882,949
Montana — 0.4%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,210,613
Nebraska — 0.9%
City of Omaha, RB, Series A, 3.50%, 12/01/24	1,750	1,779,750
Omaha Convention Hotel Corp., Refunding RB, Convention Center Project, First Tier (AMBAC), 5.00%, 2/01/19	1,110	1,226,106
		3,005,856
Nevada — 0.5%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,821,482
New Jersey — 9.2%
City of Newark New Jersey, GO, Series A, 4.00%, 10/01/22	1,050	1,078,739
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,500	1,599,615
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,145,680
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	1,012,730
New Jersey Educational Facilities Authority, RB:
New Jersey Institute of Technology, Series H, 3.75%, 7/01/24	2,470	2,413,239
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	2,260	2,236,225
Princeton University, Series B, 4.00%, 7/01/28	4,000	4,144,800

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2011	3

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB:
University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	$2,000	$2,377,760
New Jersey Health Care Facilities Financing Authority, RB, AHS Hospital Corp.:
4.25%, 7/01/20	165	172,664
4.50%, 7/01/21	395	416,164
4.63%, 7/01/22	190	199,724
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Holy Name Medical Center, 4.00%, 7/01/17	2,000	1,978,380
Holy Name Medical Center, 4.25%, 7/01/18	780	765,671
CAB, St. Barnabas, Series B, 6.51%, 7/01/23 (b)	2,720	1,258,544
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,121,380
4.75%, 12/01/21	600	638,652
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 5.63%, 12/15/24 (b)	3,850	1,902,131
CAB, Series C (AMBAC), 5.21%, 12/15/25 (b)	480	221,414
Series A, 5.50%, 12/15/23	1,350	1,559,777
Series A, 5.25%, 6/15/24	800	878,456
Newark Housing Authority, Refunding RB, Additional Newark, Redevelopment Project (NPFGC), 5.25%, 1/01/24	1,430	1,580,565
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/23	800	812,968
		31,515,278
New York — 17.9%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	2,156,320
Series E, 5.00%, 8/01/24	7,000	7,802,830
Series E, 5.00%, 8/01/27	1,000	1,089,050
Sub-Series I-1, 5.50%, 4/01/21	2,000	2,427,940
Sub-Series I-1, 5.13%, 4/01/25	845	938,710
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A (AGC):
5.00%, 7/01/21	535	588,029
5.00%, 7/01/22	510	552,345
5.25%, 7/01/25	895	948,109

Municipal Bonds	Par (000)	Value
New York (continued)
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	$2,000	$1,967,480
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	375	420,716
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	1,000	1,103,920
Sub-Series B-1, 5.00%, 11/15/24	1,835	2,099,589
Sub-Series B-4, 5.00%, 11/15/24	1,200	1,373,028
Transportation, Series A, 4.00%, 11/15/23	700	718,767
Transportation, Series A, 5.00%, 11/15/25	500	526,620
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	1,500	1,669,905
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (d)	1,500	1,579,470
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	957,399
New York Mortgage Agency, Refunding MRB, 44th Series, AMT, 4.00%, 10/01/21	805	798,053
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	175	187,957
Convent of the Sacred Heart (AGM), 5.00%, 11/01/19	555	629,087
Convent of the Sacred Heart (AGM), 5.00%, 11/01/20	405	456,091
Fordham University, Series A, 5.00%, 7/01/23	1,290	1,427,127
Master BOCES Program Lease (AGM), 3.50%, 8/15/25	3,950	3,772,921
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	530,030
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,818,064
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,665	1,747,484
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	597,647

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2011	4

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, RB (concluded):
University of Rochester, Series E, 4.00%, 7/01/24	$1,015	$1,032,732
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	767,453
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	778,703
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,264,568
NYU Hospital Center, Series A, 5.00%, 7/01/20	1,000	1,058,820
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,068,140
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/30	2,000	2,094,220
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,470	1,663,952
Port Authority of New York & New Jersey, RB:
Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,000	2,100,380
JFK International Air Terminal, 5.00%, 12/01/20	1,500	1,496,265
Special Project, JFK International Air Terminal (NPFGC), 6.25%, 12/01/13	2,000	2,095,760
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,244,892
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	1,000	1,009,790
Yonkers Economic Development Corp., Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	3,042,870
		61,603,233
North Carolina — 0.7%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	475	508,335
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	200,800
4.30%, 1/01/18	555	555,277
4.50%, 1/01/19	520	519,652
4.75%, 1/01/21	270	267,975
5.00%, 1/01/22	290	289,516
		2,341,555

Municipal Bonds	Par (000)	Value
Oregon — 3.1%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/17 (e)	$5,000	$6,055,200
Oregon State Facilities Authority, RB, Lewis & Clark College Project, 4.00%, 10/01/21	1,495	1,570,991
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT:
4.50%, 1/01/23	1,475	1,492,302
4.50%, 7/01/23	1,450	1,467,008
		10,585,501
Pennsylvania — 2.2%
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,252,614
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,677,066
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	2,475	2,745,815
		7,675,495
Puerto Rico — 4.5%
Commonwealth of Puerto Rico, GO, Refunding, CAB, Public Improvement, 4.20%, 7/01/17 (b)	3,000	2,357,430
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,616,820
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,358,450
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	2,690	2,765,320
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,300,800
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	650	664,423
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (CIFG), 5.25%, 7/01/17	3,000	3,264,780
		15,328,023
Rhode Island — 0.9%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	500	534,705
Rhode Island Housing & Mortgage Finance Corp., RB, AMT, Homeownership Opportunity:
Series 55-B, 4.55%, 10/01/22	500	504,275
Series 57-B, 5.15%, 4/01/22	1,000	1,019,130

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2011	5

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island (concluded)
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.13%, 12/01/23	$970	$996,791
		3,054,901
South Carolina — 2.5%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.00%, 11/01/23	3,000	2,988,420
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,185,654
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A, (AGM):
5.25%, 8/01/22	220	238,850
5.25%, 8/01/23	200	214,116
5.50%, 8/01/24	600	643,428
5.50%, 8/01/25	305	322,440
		8,592,908
Tennessee — 1.5%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,601,191
5.00%, 10/01/22	1,620	1,764,747
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	955,264
5.25%, 11/01/27	750	793,290
		5,114,492
Texas — 5.0%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,873,157
City of Houston Texas, Refunding RB, Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	3,500	3,663,100
Convention Center & Entertainment Facilities, Series A, 5.00%, 9/01/23	1,790	1,892,460
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,386,559
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,144,807
Houston Higher Education Finance Corporation, RB, Cosmos Foundation Inc., Series A, 5.88%, 5/15/21	1,000	1,036,190

Municipal Bonds	Par (000)	Value
Texas (concluded)
Red River Education Financing Corp, Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	$1,000	$1,029,590
		17,025,863
Virginia — 1.2%
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,725,832
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	2,454	2,516,283
		4,242,115
West Virginia — 0.9%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,040,240
5.50%, 9/01/25	2,000	2,029,600
		3,069,840
Total Municipal Bonds – 96.4%		330,943,372

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New York — 0.3%
City of New York, New York, GO, Sub- Series B-1, 5.25%, 9/01/22	1,000	1,145,190
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 0.3%		1,145,190
Total Long-Term Investments (Cost – $318,546,128) – 96.7%		332,088,562

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	8,023,983	8,023,983
Total Short-Term Securities (Cost – $8,023,983) – 2.3%		8,023,983
Total Investments (Cost — $326,570,111*) - 99.0%		340,112,545
Other Assets Less Liabilities – 1.1%		3,831,228
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (0.1)%		(500,333)
Net Assets – 100.0%		$343,443,440

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2011	6

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$326,070,111
Gross unrealized appreciation	$15,553,778
Gross unrealized depreciation	(2,011,344)
Net unrealized appreciation	$13,542,434

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Variable rate security. Rate shown is as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at August 31, 2011	Income
FFI Institutional Tax-Exempt Fund	8,288,269	(264,286)	8,023,983	$537

(h)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$332,088,562	—	$332,088,562
Short-Term Securities	$8,023,983	—	—	8,023,983
Total	$8,023,983	$332,088,562	—	$340,112,545

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2011